Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35942
Entity Registrant Name	LightInTheBox Holding Co., Ltd.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	Floor 11, Shanghai KAISA Financial Center
Entity Address, Address Line Two	No.1188 Minsheng Road, Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200135
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Common Stock, Shares Outstanding	226,080,381
Entity Central Index Key	0001523836
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Shanghai, The People’s Republic of China
Business Contact
Document Information [Line Items]
Contact Personnel Name	Jian He
Entity Address, Address Line One	Floor 11, Shanghai KAISA Financial Center
Entity Address, Address Line Two	No.1188 Minsheng Road, Pudong New Area,
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200135
Entity Address, Country	CN
City Area Code	86-21
Local Phone Number	6877-2231
Ordinary Shares.
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.000067 per share
Trading Symbol	LITB
Security Exchange Name	NYSE
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Ordinary Shares